UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-23643)

Exact name of registrant as specified in charter:	Putnam ETF Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2025

Date of reporting period:	September 1, 2024 – February 28, 2025

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Focused Large Cap Value ETF
PVAL | NYSE Arca, Inc.
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Focused Large Cap Value ETF for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Putnam Focused Large Cap Value ETF	$27	0.54%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$2,242,992,738
Total Number of Portfolio Holdings*	46
Portfolio Turnover Rate	5%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, and short-term securities in the portfolio. Unclassified assets, if any, represent ETFs and other holdings that can’t be classified by sector. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Focused Large Cap Value ETF	PAGE 1	39434-STSR-0425

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Putnam
Focused Large Cap Value ETF

Financial Statements and Other Important Information

Semi-Annual | February 28, 2025

Financial Statements and Other Important Information—Semi-Annual	franklintempleton.com

The fund’s portfolio 2/28/25 (Unaudited)
COMMON STOCKS (96.6%)*	Shares	Value
Aerospace and defense (1.9%)
Northrop Grumman Corp.	91,361	$42,185,028
		42,185,028
Air freight and logistics (2.2%)
FedEx Corp.	189,044	49,699,668
		49,699,668
Automobiles (1.9%)
General Motors Co.	849,510	41,736,426
		41,736,426
Banks (8.3%)
Bank of America Corp.	1,891,306	87,189,207
Citigroup, Inc.	1,236,174	98,832,111
		186,021,318
Beverages (3.0%)
Coca-Cola Co. (The)	944,620	67,266,390
		67,266,390
Biotechnology (2.4%)
AbbVie, Inc.	157,517	32,925,779
Regeneron Pharmaceuticals, Inc. †	29,979	20,947,526
		53,873,305
Building products (1.6%)
Johnson Controls International PLC	427,087	36,584,272
		36,584,272
Capital markets (4.4%)
Charles Schwab Corp. (The)	536,590	42,675,003
Goldman Sachs Group, Inc. (The)	89,539	55,719,224
		98,394,227
Chemicals (2.6%)
Corteva, Inc.	502,793	31,665,903
Eastman Chemical Co.	283,598	27,750,064
		59,415,967
Consumer finance (3.4%)
Capital One Financial Corp.	378,412	75,890,527
		75,890,527
Consumer staples distribution and retail (6.0%)
BJ’s Wholesale Club Holdings, Inc. †	440,825	44,637,940
Walmart, Inc.	916,194	90,345,890
		134,983,830
Containers and packaging (1.0%)
Ball Corp.	441,470	23,261,054
		23,261,054
Electric utilities (5.0%)
NextEra Energy, Inc.	496,459	34,836,528
NRG Energy, Inc.	356,770	37,714,157
PPL Corp.	1,173,565	41,321,224
		113,871,909
Financial services (1.9%)
Apollo Global Management, Inc.	289,175	43,165,152
		43,165,152
Health care providers and services (5.3%)
McKesson Corp.	94,563	60,544,906
UnitedHealth Group, Inc.	122,164	58,023,013
		118,567,919
Hotels, restaurants, and leisure (3.0%)
Hilton Worldwide Holdings, Inc.	251,947	66,755,877
		66,755,877
Household durables (1.9%)
PulteGroup, Inc.	409,338	42,276,429
		42,276,429

Focused Large Cap Value ETF
1

COMMON STOCKS (96.6%)* cont.	Shares	Value
Insurance (3.1%)
American International Group, Inc.	830,990	$68,922,311
		68,922,311
Life sciences tools and services (3.0%)
Thermo Fisher Scientific, Inc.	125,612	66,443,724
		66,443,724
Machinery (1.8%)
Ingersoll Rand, Inc.	473,198	40,117,726
		40,117,726
Media (1.0%)
Charter Communications, Inc. Class A †	63,025	22,913,999
		22,913,999
Metals and mining (1.7%)
Freeport-McMoRan, Inc.	1,040,740	38,413,713
		38,413,713
Oil, gas, and consumable fuels (7.0%)
ConocoPhillips	473,202	46,917,978
Exxon Mobil Corp.	724,803	80,692,318
Valero Energy Corp.	220,716	28,854,203
		156,464,499
Passenger airlines (2.4%)
Southwest Airlines Co.	1,743,492	54,152,862
		54,152,862
Pharmaceuticals (4.0%)
AstraZeneca PLC ADR (United Kingdom)	478,719	36,483,175
Sanofi ADR (France)	977,029	53,218,770
		89,701,945
Semiconductors and semiconductor equipment (3.9%)
NXP Semiconductors NV	250,968	54,106,191
Qualcomm, Inc.	220,716	34,689,934
		88,796,125
Software (5.4%)
Microsoft Corp.	125,966	50,007,242
Oracle Corp.	427,154	70,933,193
		120,940,435
Specialized REITs (1.5%)
Gaming and Leisure Properties, Inc. R	655,404	32,868,511
		32,868,511
Tobacco (3.2%)
Philip Morris International, Inc.	457,565	71,050,693
		71,050,693
Trading companies and distributors (0.9%)
United Rentals, Inc.	31,583	20,286,393
		20,286,393
Wireless telecommunication services (1.9%)
T-Mobile US, Inc.	158,036	42,620,729
		42,620,729
Total common stocks (cost $2,042,755,269)		$2,167,642,963
INVESTMENT COMPANIES (0.6%)*	Shares	Value
iShares Russell 1000 Value ETF	70,575	$13,717,663
Total investment companies (cost $13,466,933)		$13,717,663
SHORT-TERM INVESTMENTS (2.6%)*	Shares	Value
Putnam Government Money Market Fund Class P 4.08% L	58,989,509	$58,989,509
Total short-term investments (cost $58,989,509)		$58,989,509
TOTAL INVESTMENTS
Total investments (cost $2,115,211,711)	$2,240,350,135

2
Focused Large Cap Value ETF

Key to holding’s abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
ETF	Exchange Traded Fund
Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from September 1, 2024 through February 28, 2025 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s investment manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $2,242,992,738.
†	This security is non-income-producing.
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
R	Real Estate Investment Trust.
ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs
	Investments in securities:	Level 1	Level 2	Level 3
	Common stocks*:
	Communication services	$65,534,728	$—	$—
	Consumer discretionary	150,768,732	—	—
	Consumer staples	273,300,913	—	—
	Energy	156,464,499	—	—
	Financials	472,393,535	—	—
	Health care	328,586,893	—	—
	Industrials	243,025,949	—	—
	Information technology	209,736,560	—	—
	Materials	121,090,734	—	—
	Real Estate	32,868,511	—	—
	Utilities	113,871,909	—	—
	Total common stocks	2,167,642,963	—	—
	Investment companies	13,717,663	—	—
	Short-term investments	58,989,509	—	—
	Totals by level	$2,240,350,135	$—	$—
*	Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

The accompanying notes are an integral part of these financial statements.

Focused Large Cap Value ETF
3

Financial statements

Statement of assets and liabilities

2/28/25 (Unaudited)

ASSETS
Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $2,056,222,202)	$2,181,360,626
Affiliated issuers (identified cost $58,989,509) (Note 5)	58,989,509
Dividends, interest and other receivables	2,975,516
Receivable for shares of the fund sold	12,660,460
Receivable for investments sold	625,113
Total assets	2,256,611,224

LIABILITIES
Payable for investments purchased	12,747,418
Payable for compensation of Manager (Note 2)	871,068
Total liabilities	13,618,486
Net assets	$2,242,992,738

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$2,119,077,625
Total distributable earnings (Note 1)	123,915,113
Total — Representing net assets applicable to capital shares outstanding	$2,242,992,738

COMPUTATION OF NET ASSET VALUE
Net asset value per share ($2,242,992,738 divided by 57,579,000 shares)	$38.96

The accompanying notes are an integral part of these financial statements.

4	Focused Large Cap Value ETF

Statement of operations

Six months ended 2/28/25 (Unaudited)

Investment income
Dividends (net of foreign tax of $46,138) (including dividend income of $811,317 from investments in affiliated issuers) (Note 5)	$13,904,159
Total investment income	13,904,159

EXPENSES
Compensation of Manager (Note 2)	4,194,316
Fees waived and reimbursed by Manager (Note 2)	(50,413)
Net expenses	4,143,903
Net investment income	9,760,256

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(6,697,107)
Securities from in-kind transactions (Notes 1 and 3)	11,984,806
Total net realized gain	5,287,699
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers	43,925,392
Total change in net unrealized appreciation	43,925,392
Net gain on investments	49,213,091
Net increase in net assets resulting from operations	$58,973,347

The accompanying notes are an integral part of these financial statements.

Focused Large Cap Value ETF	5

Statement of changes in net assets

	Six months ended 2/28/25*	Year ended 8/31/24
Increase in net assets
Operations
Net investment income	$9,760,256	$5,930,494
Net realized gain on investments	5,287,699	31,893,849
Change in net unrealized appreciation of investments	43,925,392	67,873,580
Net increase in net assets resulting from operations	58,973,347	105,697,923
Distributions to shareholders (Note 1):
From ordinary income
Net investment income	(9,631,582)	(5,404,489)
Proceeds from shares sold (Note 4)	1,182,060,567	956,248,414
Decrease from shares redeemed (Note 4)	(38,264,182)	(212,358,045)
Total increase in net assets	1,193,138,150	844,183,803
Net assets
Beginning of period	1,049,854,588	205,670,785
End of period	$2,242,992,738	$1,049,854,588
Number of fund shares
Shares outstanding at beginning of period	27,829,000	6,904,000
Shares sold (Note 4)	30,750,000	27,125,000
Shares redeemed (Note 4)	(1,000,000)	(6,200,000)
Shares outstanding at end of period	57,579,000	27,829,000
*Unaudited.

The accompanying notes are an integral part of these financial statements.

6	Focused Large Cap Value ETF

Financial highlights

(For a common share outstanding throughout the period)

PER-SHARE OPERATING PERFORMANCE
	Six months ended** 2/28/25	Year ended 8/31/24	Year ended 8/31/23	Year ended 8/31/22	For the period 5/25/21 (commencement of operations) to 8/31/21
Net asset value, beginning of period	$37.73	$29.79	$25.90	$26.30	$25.00
Investment operations:
Net investment income (loss)[a]	.24	.48	.46	.35	.09
Net realized and unrealized gain (loss) on investments	1.27	8.00	3.69	(.62)	1.21
Total from investment operations	1.51	8.48	4.15	(.27)	1.30
Less distributions:
From net investment income	(.28)	(.54)	(.26)	(.13)	—
From net realized gain on investments	—	—	—	—	—
Total distributions	(.28)	(.54)	(.26)	(.13)	—
Net asset value, end of period	$38.96	$37.73	$29.79	$25.90	$26.30
Total return at net asset value (%)[b]	4.01*	28.85	16.10	(1.04)	5.20*
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$2,242,993	$1,049,855	$205,671	$47,365	$9,312
Ratio of expenses to average net assets (%)[c]	.27*d	.54[d]	.55[d]	.55	.15*
Ratio of net investment income (loss) to average net assets (%)	.64*d	1.40[d]	1.65[d]	1.32	.34*
Portfolio turnover (%)[e]	5*	54	37	48	27*
*	Not annualized.
**	Unaudited.
[a]	Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.
[b]	Total return assumes dividend reinvestment.
[c]	Excludes acquired fund fees and expenses, if any.
[d]	Reflects waivers of certain fund expenses in connection with investments in Putnam Government Money Market Fund during the period. As a result of such waivers, the expenses of the fund reflect a reduction of the following amounts (Note 2):
Percentage of average netassets
February 28, 2025	<0.01%
August 31, 2024	0.01
August 31, 2023	0.01
[e]	Portfolio turnover excludes securities received or delivered in-kind.

The accompanying notes are an integral part of these financial statements.

Focused Large Cap Value ETF
7

Notes to financial statements 2/28/25 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from September 1, 2024 through February 28, 2025. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
ETF	Exchange-traded fund
Franklin Advisers	Franklin Advisers, Inc., a direct wholly-owned subsidiary of Franklin Templeton
Franklin Templeton	Franklin Resources, Inc.
Franklin Templeton Services	Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton
FTIML	Franklin Templeton Investment Management Limited
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PIL	Putnam Investments Limited, an indirect wholly-owned subsidiary of Franklin Templeton
Putnam Management	Putnam Investment Management, LLC, the fund’s investment manager, an indirect wholly-owned subsidiary of Franklin Templeton
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam Focused Large Cap Value ETF (the fund) is a non-diversified, open-end series of Putnam ETF Trust (the Trust), a Delaware statutory trust organized under the 1940 Act. The fund is currently operating as a diversified fund. In the future, the fund may operate as a non-diversified fund to the extent permitted by applicable law. Under current law, shareholder approval would be required before the fund could operate as a non-diversified fund. The fund is an actively managed ETF that operates pursuant to an exemptive order from the SEC. The fund’s investment objective is to seek capital growth and current income. The fund invests mainly in common stocks of U.S. companies, with a focus on value stocks that offer the potential for capital growth, current income, or both. Under normal circumstances, the fund invests at least 80% of the fund’s net assets in large-cap companies, which, for purposes of this policy, are of a size similar to those in the Russell 1000 Value Index (the “Index”). This policy may be changed only after 60 days’ notice to shareholders. As of September 30, 2024, the Index was composed of companies having market capitalizations of between approximately $151.4 million to $993.2 billion. The fund may also invest in midsize companies. Value stocks are issued by companies that the fund’s investment manager, Putnam Investment Management, LLC (“Putnam Management” or the “Investment Manager”) believes are currently undervalued by the market. If the Investment Manager is correct and other investors ultimately recognize the value of the company, the price of its stock may rise. The fund’s investment manager may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, transfer agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in courts of the State of Delaware.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation.  The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the “mid price”, and is generally categorized as a Level 2 security. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security’s fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a–5 under the 1940 Act, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

8
Focused Large Cap Value ETF

Lines of credit Effective January 31, 2025, the fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers) managed by an affiliate of Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the fund shall, in addition to interest charged on any borrowings made by the fund and other costs incurred by the fund, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in Other expenses in the Statements of operations. During the reporting period, the fund did not use the Global Credit Facility.

Prior to January 31, 2025, the fund participated, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may have been made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest was charged to the fund based on the fund’s borrowings. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating funds and a $75,000 fee was paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit was allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At August 31, 2024, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

Loss carryover
Short-term	Long-term	Total
$5,096,305	$1,368,604	$6,464,909

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $2,117,162,459, resulting in gross unrealized appreciation and depreciation of $182,121,144 and $58,933,468, respectively, or net unrealized appreciation of $123,187,676.

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays its investment manager an annual all-inclusive management fee of 0.55% based on the fund’s average daily net assets computed and paid monthly. The management fee covers investment management services and all of the fund’s organizational and other operating expenses with certain exceptions, including but not limited to: payments under distribution plans, interest, taxes, brokerage commissions and other transaction costs, fund proxy expenses, litigation expenses, extraordinary expenses and acquired fund fees and expenses.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.274% of the fund’s average net assets.

Putnam Management has retained Franklin Advisers as a sub-advisor for the fund pursuant to a sub-advisory agreement. Pursuant to the agreement, Franklin Advisers provides certain advisory and related services. Putnam Management pays a monthly fee to Franklin Advisers based on the costs of Franklin Advisers in providing these services to the fund, which may include a mark-up not to exceed 15% over such costs.

The fund invests in Putnam Government Money Market Fund, an open-end management investment company managed by Franklin Advisers. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund. During the reporting period, management fees paid were reduced by $50,413 relating to the fund’s investment in Putnam Government Money Market Fund.

Effective November 1, 2024, FTIML is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. FTIML did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of FTIML, Putnam Management (and not the fund) would pay a monthly sub-management fee to FTIML for its services at an annual rate of 0.25% of the average net assets of the portion of the fund managed by FTIML.

Prior to November 1, 2024, PIL was authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management had engaged the services of PIL, Putnam Management (and not the fund) would have paid a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the portion of the fund managed by PIL. Effective November 1, 2024, PIL merged into FTIML, and PIL investment professionals became employees of FTIML.

Franklin Templeton Services provides certain administrative services to the fund. The fee for those services is paid by the fund’s investment manager based on the costs incurred by Franklin Templeton Services and is not an additional expense of the fund.

The fund has adopted a distribution and service plan pursuant to Rule 12b–1 under the 1940 Act that authorizes the fund to pay distribution fees in connection with the sale and distribution of its shares and service fees in connection with the provision of ongoing shareholder support services. No Rule 12b–1 fees are currently paid by the fund.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments and in-kind transactions, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities (Long-term)	$179,759,497	$80,586,033
U.S. government securities (Long-term)	—	—
Total	$179,759,497	$80,586,033

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Portfolio securities received or delivered through in-kind transactions were $1,042,593,583 and $33,065,183, respectively.

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

Shares of the fund are listed and traded on NYSE Arca, Inc., and individual fund shares may only be bought and sold in the secondary market through a broker or dealer at market price. These transactions, which do not involve the fund, are made at market prices that may vary throughout the day, rather than at net asset value (NAV). Shares of the fund may trade at a price greater than the fund’s NAV (premium) or less than the fund’s NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling fund shares in the secondary market (the “bid-ask spread”). The fund will issue and redeem shares in large blocks of 25,000 shares called “Creation Units” on a continuous basis, at NAV, with authorized participants who have entered into agreements with the fund’s distributor. The fund will generally issue and redeem Creation Units in return for a designated portfolio of securities (and an amount of cash) that the fund specifies each day. The fund generally imposes a transaction fee on investors purchasing or redeeming Creation Units. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the fund for certain transaction costs and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in Other capital in the Statement of changes in net assets.

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair value as of 8/31/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 2/28/25
Short-term investments
Putnam Government Money Market Fund Class P †	$25,501,210	$60,920,380	$27,432,081	$811,317	$58,989,509
Total Short-term investments	$25,501,210	$60,920,380	$27,432,081	$811,317	$58,989,509
† Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund (Note 2). There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations.

Note 7: Operating segments

The fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023–07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the fund’s financial position or results of operations.

The fund operates as a single operating segment, which is an investment portfolio. The fund’s investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.

For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of assets and liabilities and the Statement of operations, along with the related notes to the financial statements. The fund’s portfolio provides details of the fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial highlights.

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Changes in and disagreements with accountants

Not applicable

Results of any shareholder votes

Not applicable

Remuneration paid to directors, officers, and others

Not applicable. Remuneration paid to directors, officers, and others is included as part of the all-inclusive management fee and not paid directly by the fund.

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Board approval of management and subadvisory agreements (Unaudited)

At its meeting on September 27, 2024, the Board of Trustees of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds, closed-end funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved a new Sub-Advisory Agreement with respect to your fund (the “New FTIML Sub-Advisory Agreement”) between Putnam Investment Management, LLC (“Putnam Management”) and its affiliate, Franklin Templeton Investment Management Limited (“FTIML”). Putnam Management and FTIML are each direct or indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Templeton”). (Because FTIML is an affiliate of Putnam Management and Putnam Management remains fully responsible for all services provided by FTIML, the Trustees did not attempt to evaluate FTIML as a separate entity.)

The Board of Trustees, with the assistance of its Contract Committee (which consists solely of Independent Trustees) and its independent legal counsel (as that term is defined in Rule 0-1(a)(6)(i) under the 1940 Act), requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its review of the New FTIML Sub-Advisory Agreement. At its September 2024 meeting, the Contract Committee met with representatives of Putnam Management and Franklin Templeton, and separately in executive session, to consider the information provided. At the September 2024 Board of Trustees’ meetings, the Contract Committee also met in executive session with the other Independent Trustees to discuss its observations and recommendations. Throughout this process, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the Independent Trustees.

Considerations in connection with the Trustees’ approval of the New FTIML Sub-Advisory Agreement

The Trustees considered the proposed New FTIML Sub-Advisory Agreement in connection with the planned November 1, 2024 merger (the “Merger”) of Putnam Investments Limited (“PIL”), an affiliate of Putnam Management and a sub-adviser to your fund prior to the Merger, with and into FTIML. The Trustees considered that, in connection with the Merger, PIL investment professionals would become employees of FTIML, and, upon consummation of the Merger, PIL would cease to exist as a separate legal entity. The Trustees noted that Franklin Templeton viewed the Merger as a further step in the integration of the legacy Putnam and Franklin Templeton organizations, offering potential operational efficiencies and enhanced investment resources for the funds. The Trustees also considered, among other factors, that:

• The Merger and the New FTIML Sub-Advisory Agreement would not result in any reduction or material change in the nature or the level of the sub-advisory services provided to the funds;

• The PIL portfolio managers who are responsible for the day-to-day management of the applicable funds would be the same immediately prior to, and immediately after, the Merger, and these investment personnel would have access to the same research and other resources to support their respective investment advisory functions and operate under the same conditions both immediately before and after the Merger;

• Despite a change in the sub-advisory fee structure for certain funds, the New FTIML Sub-Advisory Agreement would not result in an increase in the advisory fee rates payable by each fund, as Putnam Management would be responsible for overseeing the investment advisory services provided to the applicable funds by FTIML under the New FTIML Sub-Advisory Agreement and would compensate FTIML for such services out of the fees it receives under each fund’s Management Contract with Putnam Management (each, a “Current Management Contract”); and

• The terms of the New FTIML Sub-Advisory Agreement were substantially similar to those under the sub-management contract between Putnam Management and PIL with respect to the fund (the “PIL Sub-Management Contract”). 1

The Trustees also considered that, prior to the Merger, counsel to Putnam Management and FTIML had provided a legal opinion that the Merger and the appointment of FTIML as sub-adviser to the funds would not result in an “assignment” under the 1940 Act of the PIL Sub-Management Contract and that the New FTIML Sub-Advisory Agreement did not require shareholder approval.

In addition, the Trustees considered that, in connection with their review of your fund’s Current Management Contract and the PIL Sub-Management Contract over the course of several months ending in June 2023, they had considered information regarding the nature, extent and quality of the services provided to the fund, the fund’s performance, the fund’s management fees and expense ratios, the profitability of Putnam Management and its affiliates in providing services to the fund, whether there had been economies of scale with respect to the management of the fund and other benefits received by Putnam Management and its affiliates as a result of their relationships with the fund. Because, other than the parties to the contract, the revised sub-advisory fee structure for certain funds, and certain other non-substantive changes to contractual terms, the New FTIML Sub-Advisory Agreement was substantially similar to the PIL Sub-Management Contract, the Trustees relied to a considerable extent on their previous approval of the PIL Sub-Management Contract in connection with their consideration of the New FTIML Sub-Advisory Agreement.

The Trustees also considered information received as part of the review process ending in June 2024 in connection with their consideration of a new Sub-Advisory Agreement for your fund (the “Franklin Advisers Sub-Advisory Agreement”) between Putnam Management and Franklin Advisers, Inc., an affiliate of Putnam Management and FTIML, including updated information regarding the profitability of Putnam Management and its affiliates, potential economies of scale, other benefits received by Putnam Management and its affiliates as a result of their relationships with the funds, and the performance and expenses of the funds. The Trustees also considered other information received in connection with their review of the Franklin Advisers Sub-Advisory Agreement, including certain performance information for Franklin Templeton’s fixed income and investment solutions investment strategies and information regarding the revenues, expenses and profitability of Franklin Templeton’s global investment management business and its U.S. registered investment company business, which included the financial results of FTIML.

1 The New PIL Sub-Management Contract was operative until the effective date of the Merger, November 1, 2024, and was replaced by the New FTIML Sub-Advisory Agreement effective as of that date.

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Board of Trustees’ Conclusions

After considering the factors described above, as well as other factors, the Board of Trustees, including all of the Independent Trustees, concluded that the fees payable under the New FTIML Sub-Advisory Agreement represented reasonable compensation in light of the nature and quality of the services that would be provided to the funds, and determined to approve the New FTIML Sub-Advisory Agreement for your fund. These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor.

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© 2025 Franklin Templeton. All rights reserved.	39434-SFSOI 4/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 19. Exhibits:

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam ETF Trust

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Accounting Officer

Date: April 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz

Jonathan S. Horwitz Principal Executive Officer

Date: April 28, 2025

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Financial Officer

Date: April 28, 2025